Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79.72%
BANK LOANS — 5.73%*
Consumer Discretionary — 0.25%
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.50%)
10.68% 01/24/30
1
$ 9,000 $ 7,274
Entertainment — 0.36%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
9.00% 02/28/25
1
15,802 2,987
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
1
7,756 7,638
10,625
Food — 0.36%
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.91% 06/08/28
1
10,777 10,525
Health Care — 0.34%
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.42% 11/23/27
1
12,805 10,219
Industrials — 1.42%
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 12/29/27
1
12,837 11,810
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.92% 04/05/29
1
7,481 7,007
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/30/24
1
16,779 12,563
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
1
12,309 10,734
42,114
Information Technology — 0.89%
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
1
5,000 4,963
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
9.17% 07/27/28
1
12,870 11,080
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
1
$ 10,500 $ 10,281
26,324
Insurance — 0.13%
Asurion LLC,
Term Loan B3, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/31/28
1
5,000 3,929
Materials — 0.55%
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
9.23% 08/18/28
1
12,838 12,516
Iris Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
8.94% 06/28/28
1
3,990 3,639
16,155
Retail — 0.56%
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 4.50%)
8.94% 09/12/24
1
2,487 2,465
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
11.88% 02/04/28
1
15,500 14,126
16,591
Services — 0.24%
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
5.50% 04/11/29
1
8,000 7,170
Transportation — 0.63%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
11.63% 09/01/27
1
20,000 18,567
Total Bank Loans
(Cost $194,546) 169,493
CORPORATES — 65.28%*
Automotive — 1.94%
Allison Transmission, Inc.
3.75% 01/30/31
2
9,000 7,448
Ford Motor Credit Co. LLC
3.37% 11/17/23 51,000 49,916
57,364

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking — 1.90%
Bank of America Corp.,
Series RR
4.38%
3,4
$ 10,000 $ 8,526
Bank of New York Mellon Corp. (The),
Series I
3.75%
3,4
10,000 8,200
Credit Suisse Group AG
(Switzerland)
6.54% 08/12/33
2,4,5
31,000 27,282
U.S. Bancorp
3.70%
3,4
15,000 12,354
56,362
Communications — 12.47%
Altice France SA
(France)
5.13% 01/15/29
2,5
13,000 9,880
5.50% 10/15/29
2,5
14,000 10,733
8.13% 02/01/27
2,5
6,000 5,490
Cable One, Inc.
4.00% 11/15/30
2
36,000 28,575
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 08/15/30
2
23,000 19,061
5.50% 05/01/26
2
61,000 59,475
CommScope, Inc.
4.75% 09/01/29
2
17,000 13,854
CSC Holdings LLC
3.38% 02/15/31
2
43,000 28,112
7.50% 04/01/28
2
19,000 12,962
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
2
26,000 3,088
DISH DBS Corp.
5.13% 06/01/29 13,000 8,484
5.25% 12/01/26
2
16,000 13,507
DISH Network Corp.
11.75% 11/15/27
2
5,000 5,155
Gray Escrow II, Inc.
5.38% 11/15/31
2
17,000 12,328
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,5
10,000 8,987
Level 3 Financing, Inc.
4.25% 07/01/28
2
28,000 22,077
Lumen Technologies, Inc.
4.50% 01/15/29
2
36,000 25,020
National CineMedia LLC
5.75% 08/15/26 9,000 249
Scripps Escrow II, Inc.
5.38% 01/15/31
2
17,000 13,727
Scripps Escrow, Inc.
5.88% 07/15/27
2
6,000 5,400
Sinclair Television Group, Inc.
4.13% 12/01/30
2
7,000 5,257
T-Mobile USA, Inc.
2.63% 04/15/26 30,000 27,502
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,5
$ 5,000 $ 4,100
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,5
12,000 9,821
Zayo Group Holdings, Inc.
4.00% 03/01/27
2
22,000 16,296
369,140
Consumer Discretionary — 2.46%
Everi Holdings, Inc.
5.00% 07/15/29
2
9,000 7,796
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
2
18,000 14,446
Triton Water Holdings, Inc.
6.25% 04/01/29
2
26,000 21,223
WarnerMedia Holdings, Inc.
5.14% 03/15/52
2
30,000 22,070
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
2
8,000 7,181
72,716
Consumer Products — 0.22%
Newell Brands, Inc.
5.75% 04/01/46 8,000 6,391
Electric — 0.53%
Pike Corp.
5.50% 09/01/28
2
18,000 15,766
Energy — 6.41%
Energy Transfer LP,
Series B
6.63%
3,4
34,000 25,373
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 22,000 20,182
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
2
8,000 7,132
SM Energy Co.
6.50% 07/15/28 17,000 16,285
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 24,000 20,760
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,5
4,000 3,979
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
2,5
22,000 21,706
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 2,000 1,922
6.88% 09/01/27 15,000 14,049
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
2
5,000 4,384
3.88% 11/01/33
2
17,000 13,899

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
4.13% 08/15/31
2
$ 47,000 $ 40,118
189,789
Entertainment — 0.38%
Cinemark USA, Inc.
5.25% 07/15/28
2
15,000 11,250
Finance — 1.62%
American Express Co.,
Series D
3.55%
3,4
10,000 8,206
Charles Schwab Corp. (The)
5.00%
3,4
13,000 11,901
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
2
24,000 20,989
JPMorgan Chase & Co.,
Series KK
3.65%
3,4
8,000 6,870
47,966
Food — 5.86%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
2
6,000 3,490
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,5
20,000 16,333
5.75% 04/01/33
2,5
32,000 30,602
Kraft Heinz Foods Co.
4.25% 03/01/31 4,000 3,742
5.00% 06/04/42 3,000 2,727
Pilgrim's Pride Corp.
3.50% 03/01/32
2
59,000 46,178
5.88% 09/30/27
2
12,000 11,781
Post Holdings, Inc.
5.75% 03/01/27
2
28,000 27,160
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
2
29,000 23,913
TreeHouse Foods, Inc.
4.00% 09/01/28 9,000 7,664
173,590
Gaming — 0.54%
Boyd Gaming Corp.
4.75% 06/15/31
2
5,000 4,375
Caesars Entertainment, Inc.
4.63% 10/15/29
2
11,000 8,968
Penn Entertainment, Inc.
5.63% 01/15/27
2
3,000 2,725
16,068
Health Care — 12.01%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,5
15,000 14,681
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
180 Medical, Inc.
3.88% 10/15/29
2
$ 16,000 $ 13,835
Bausch Health Cos., Inc.
(Canada)
11.00% 09/30/28
2,5
7,000 5,494
14.00% 10/15/30
2,5
1,000 598
Cano Health LLC
6.25% 10/01/28
2
19,000 11,590
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
2
7,000 5,536
5.00% 07/15/27
2
29,000 27,030
Centene Corp.
2.45% 07/15/28 9,000 7,601
2.63% 08/01/31 7,000 5,518
3.00% 10/15/30 22,000 18,084
4.25% 12/15/27 33,000 31,022
Embecta Corp.
6.75% 02/15/30
2
19,000 17,342
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,5
19,000 16,451
HCA, Inc.
3.50% 09/01/30 3,000 2,594
5.63% 09/01/28 10,000 9,979
5.88% 02/01/29 8,000 8,010
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
2
9,000 7,590
ModivCare, Inc.
5.88% 11/15/25
2
13,000 12,228
Molina Healthcare, Inc.
3.88% 11/15/30
2
71,000 60,705
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
2
17,000 14,779
Prestige Brands, Inc.
3.75% 04/01/31
2
9,000 7,433
Prime Healthcare Services, Inc.
7.25% 11/01/25
2
20,000 16,875
Tenet Healthcare Corp.
4.63% 07/15/24 15,000 14,651
4.88% 01/01/26
2
10,000 9,541
6.13% 10/01/28
2
18,000 16,185
355,352
Industrials — 3.46%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,5
26,000 19,639
Artera Services LLC
9.03% 12/04/25
2
9,000 7,552
Ball Corp.
3.13% 09/15/31 10,000 8,041
Energizer Holdings, Inc.
4.38% 03/31/29
2
7,000 5,898
Graham Packaging Co., Inc.
7.13% 08/15/28
2
9,000 7,536

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Graphic Packaging International LLC
4.13% 08/15/24 $ 30,000 $ 29,475
II-VI, Inc.
5.00% 12/15/29
2
3,000 2,607
OT Merger Corp.
7.88% 10/15/29
2
28,000 14,486
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,5
5,000 4,524
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,5
3,000 2,757
102,515
Information Technology — 2.88%
Gen Digital, Inc.
6.75% 09/30/27
2
7,000 6,881
MSCI, Inc.
3.63% 11/01/31
2
35,000 28,995
NCR Corp.
5.25% 10/01/30
2
16,000 13,226
6.13% 09/01/29
2
31,000 29,039
Open Text Corp.
(Canada)
6.90% 12/01/27
2,5
7,000 7,070
85,211
Insurance — 1.47%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
2
18,000 14,467
7.00% 11/15/25
2
3,000 2,764
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
2
8,000 7,225
AssuredPartners, Inc.
5.63% 01/15/29
2
23,000 18,960
43,416
Materials — 3.56%
ASP Unifrax Holdings, Inc.
7.50% 09/30/29
2
16,000 10,260
ATI, Inc.
5.13% 10/01/31 12,000 10,575
Axalta Coating Systems, LLC
3.38% 02/15/29
2
14,000 11,641
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,5
29,000 23,463
SCIH Salt Holdings, Inc.
4.88% 05/01/28
2
4,000 3,450
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,5
16,000 13,141
Valvoline, Inc.
3.63% 06/15/31
2
28,000 23,011
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
WR Grace Holdings, LLC
5.63% 08/15/29
2
$ 12,000 $ 9,717
105,258
Real Estate Investment Trust (REIT) — 0.61%
Iron Mountain, Inc.
5.25% 07/15/30
2
5,000 4,346
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
2
14,000 13,677
18,023
Retail — 4.11%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
2
19,000 16,150
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
2
27,000 21,879
FirstCash, Inc.
5.63% 01/01/30
2
5,000 4,478
Michaels Cos., Inc. (The)
7.88% 05/01/29
2
15,000 10,049
Papa John's International, Inc.
3.88% 09/15/29
2
12,000 10,049
Yum! Brands, Inc.
3.88% 11/01/23 60,000 59,100
121,705
Services — 2.85%
ADT Security Corp. (The)
4.13% 06/15/23 11,000 10,940
Adtalem Global Education, Inc.
5.50% 03/01/28
2
7,000 6,431
GFL Environmental, Inc.
(Canada)
4.00% 08/01/28
2,5
5,000 4,300
Global Payments, Inc.
5.30% 08/15/29 5,000 4,858
Hertz Corp. (The)
5.00% 12/01/29
2
14,000 10,656
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
2
4,000 3,490
Rent-A-Center, Inc.
6.38% 02/15/29
2
6,000 4,898
S&P Global, Inc.
2.90% 03/01/32
2
10,000 8,543
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
2
3,000 2,831
Waste Pro USA, Inc.
5.50% 02/15/26
2
31,000 27,446
84,393
Total Corporates
(Cost $2,115,732) 1,932,275

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 8.71%**
Non-Agency Commercial Mortgage-Backed — 1.36%
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
5.59% 05/26/26
1,2
$ 13,295 $ 11,749
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.26% 04/10/46
4
229,141 197
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.53% 10/15/45
4
71,953 183
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.09% 12/10/45
4
7,758 —
Commercial Mortgage Trust,
Series 2013-CR11, Class XA (IO)
0.90% 08/10/50
4
605,936 1,925
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.63% 02/10/49
4
700,197 11,570
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.51% 08/10/46
4
470,403 665
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
2
6,095 5,940
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.69% 01/15/47
4
650,807 2,545
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.81% 11/15/47
4
152,856 1,808
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.18% 12/15/45
2,4
245,558 8
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class XA (IO)
0.94% 03/15/45
2,4
101,494 3
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XA (IO)
1.16% 05/15/45
2,4
742,396 22
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.65% 06/15/46
4
1,003,330 557
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.04% 12/15/46
4
583,272 3,179
40,351
Non-Agency Mortgage-Backed — 7.23%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
2.75% 02/25/47
1
25,362 10,468
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Angel Oak Mortgage Trust,
Series 2021-2, Class A2
1.19% 04/25/66
2,4
$ 52,816 $ 42,151
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/23)
5.00% 07/25/62
2
31,989 29,077
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.06% 10/25/35
1
20,863 19,962
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.14% 11/25/37
4
9,024 7,356
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
3.50% 06/25/36
4
21,925 16,299
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.87% 11/21/34
4
35,740 32,232
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
2.71% 03/25/36
1,6,7
218,486 18,716
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.19%)
4.58% 04/25/37
1
47,408 18,353
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.03% 07/25/45
1
21,058 19,248
213,862
U.S. Agency Commercial Mortgage-Backed — 0.12%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.64% 06/25/41
4
219,000 869
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.28% 04/16/53
4
295,308 1,038
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.02% 02/16/46
4
122,518 1,752
3,659
Total Mortgage-Backed
(Cost $394,569) 257,872
Total Bonds — 79.72%
(Cost $2,704,847)
2,359,640
Issues Shares Value
COMMON STOCK — 9.50%
Communication Services — 2.33%
Altice USA, Inc.
8
1,736 7,986
AT&T, Inc. 562 10,346

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues Shares Value
COMMON STOCK — 9.50% (continued)
Communication Services — 2.33% (continued)
Nexstar Media Group, Inc. 107 $ 18,728
T-Mobile U.S., Inc.
8
192 26,880
Warner Bros Discovery, Inc.
8
520 4,930
68,870
Consumer Discretionary — 1.30%
Newell Brands, Inc. 602 7,874
Qurate Retail, Inc.
8
3,324 5,418
Rent-A-Center, Inc. 809 18,243
Spectrum Brands Holdings, Inc. 115 7,006
38,541
Financials — 1.19%
FirstCash Holdings, Inc. 240 20,858
Wells Fargo & Co. 348 14,369
35,227
Gaming — 0.38%
Penn Entertainment, Inc.
8
382 11,345
Health Care — 1.17%
Bausch + Lomb Corp.
5,8
(Canada) 499 7,740
Bausch Health Cos., Inc.
8
1,127 7,078
Centene Corp.
8
243 19,928
34,746
Industrials — 0.28%
TransDigm Group, Inc. 13 8,186
Information Technology — 0.63%
CommScope Holding Co., Inc.
8
1,012 7,438
NCR Corp.
8
239 5,595
SS&C Technologies Holdings, Inc. 105 5,467
18,500
Real Estate Investment Trust (REIT) — 1.05%
Gaming and Leisure Properties, Inc. 492 25,628
Hudson Pacific Properties, Inc. 560 5,449
31,077
Transportation — 0.90%
Hertz Global Holdings, Inc.
8
1,725 26,548
Utilities — 0.27%
FirstEnergy Corp. 193 8,094
Total Common Stock
(Cost $407,992) 281,134
MASTER LIMITED PARTNERSHIPS — 2.24%
Energy — 2.24%
Enterprise Products Partners LP 1,025 24,723
NGL Energy Partners LP
8
3,312 4,007
Sunoco LP 416 17,930
Issues Shares Value
MASTER LIMITED PARTNERSHIPS — 2.24% (continued)
Energy — 2.24% (continued)
USA Compression Partners LP 1,017 $ 19,862
66,522
Total Master Limited Partnerships
(Cost $50,730) 66,522
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.80%
Money Market Funds — 0.41%
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
9
12,016 12,016
U.S. Treasury Bills — 8.39%
U.S. Treasury Bills
4.53%
10
05/18/23 $ 53,000 52,108
4.56%
10
05/25/23 200,000 196,472
248,580
Total Short-Term Investments
(Cost $260,604) 260,596
Total Investments - 100.26%
(Cost $3,424,173) 2,967,892
Liabilities in Excess of Other Assets - (0.26)% (7,829)
Net Assets - 100.00% $ 2,960,063
1
Floating rate security. The rate disclosed was in effect at December 31, 2022.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Perpetual security with no stated maturity date.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Foreign denominated security issued by foreign domiciled entity.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $18,716, which is 0.63% of total net assets.
8
Non-income producing security.
9
Represents the current yield as of December 31, 2022.
10
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 5 03/31/23 $ 539,648 $ (322) $ (322)
U.S. Treasury Two-Year Note 2 03/31/23 410,156 473 473
949,804 151 151
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 1 03/22/23 (118,281) 803 803
TOTAL FUTURES CONTRACTS $ 831,523 $ 954 $ 954

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
OPPORTUNISTIC HIGH INCOME CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 12,016 $ — $ — $ 12,016
U.S. Treasury Bills 248,580 — — 248,580
Long-Term Investments:
Bank Loans — 169,493 — 169,493
Common Stock 281,134 — — 281,134
Corporates — 1,932,275 — 1,932,275
Master Limited Partnerships 66,522 — — 66,522
Mortgage-Backed Securities — 239,156 18,716 257,872
Other Financial Instruments
*
Assets:
Interest rate contracts 1,276 — — 1,276
Liabilities:
Interest rate contracts (322) — — (322)
Total $ 609,206 $ 2,340,924 $ 18,716 $ 2,968,846
*Other financial instruments include futures. Interest rate contracts include futures.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
BANK
LOANS CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 31,515 $ 25,166 $ 30,081
Accrued discounts/premiums (19) — (2,335)
Realized (loss) (13,335) (3,044) —
Change in unrealized appreciation (depreciation)* 1,639 1,894 (9,030)
Purchases — — —
Sales (19,800) (24,016) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2022
$ — $ — $ 18,716
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(5,497) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
OPPORTUNISTIC HIGH
INCOME CREDIT FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $18,716 Third-Party Vendor Vendor Prices $8.57 $8.57 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.